Convertible note	12 Months Ended
Dec. 31, 2022
Convertible note
Convertible note

27          Convertible note

Convertible note in 2020

On 17 September 2020, the Company entered into a convertible note purchase agreement, pursuant to which, the Company issued a convertible note to ADV at a principal amount of US$5,000,000 (equivalent to approximately RMB33,474,000) at a maturity date of 17 March 2023. Nevertheless, in July 2022, the Company entered into a Share Purchase Agreement, a Subscription Agreement, a Shareholders' Agreement and a Cooperation Agreement (collectively “Financing Agreements”) with ADV and other parties, under which the Company settled with ADV on the above convertible note purchase agreement. According to the Financing Agreements, the aforementioned convertible note held by ADV will no longer accrue interest after July 2022 and ADV undertakes to covert the outstanding principal amount as well as interest into the Company’s ordinary shares at the price of RMB4.203 per ordinary share without cash payment upon the closing of the Financing Agreements before 31 May 2023. The key terms of the convertible note are summarised as follows:

(a)	Conversion feature

Convertible note is convertible into American Depository Receipts (“ADRs”) of the Company, at the option of the holder after 6 months from the issue date to the maturity date, unless the Company has previously elected to redeem the convertible note.

(b)	Redemption feature

The Company has a right to redeem all of the outstanding convertible note after one year from the issue date. The holder has a right to redeem all outstanding convertible note at maturity date at a price equivalent to a 12.5% internal rate of return compounded annually from the issue date to maturity date. The Company can elect to redeem all outstanding convertible note after one year from the issue date at a price equivalent to 15% internal rate of return compounded annually from the issue date to the redemption date.

Before the first anniversary of the issuance of the convertible note, the convertible note is redeemable at the option of the Company and by giving notice in writing to the convertible note holder.

As a part of the financing plan of convertible note, on 17 September 2020, the Company also entered into an exit payment agreement with ADV to compensate ADV for a maximum of US$2,700,000 if certain requirements are not fulfilled. On 20 July 2022, the Company granted a warrant to ADV for a right to purchase the Company’s shares at USD equivalent of RMB4.67 per share as a substitute to the exit payment. The warrant of exit payment is measured at fair value of RMB19,390,000 included in convertible note.

27          Convertible note (Continued)

Convertible note in 2020 (Continued)

(c)	Fair value measurement

The Group monitors the convertible note on a fair value basis which is in accordance with its risk management strategy and does not bifurcate any feature from its debt host instrument and designates the entire hybrid contract as a financial liability at fair value through profit or loss with the changes in the fair value recorded in consolidated statement of comprehensive income.

As at 31 December 2022, the directors used the binominal method.

The movement of the convertible note is set out as below:

RMB’000

For the year ended 31 December 2021
At 1 January 2021	34,190
Unrealised exchange difference	(371)
Change in fair value	4,240

At 31 December 2021	38,059

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	4,240

For the year ended 31 December 2022
At 1 January 2022	38,059
Unrealised exchange difference	—
Change in fair value	26,506

At 31 December 2022	64,565

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	26,506